LIFE INSURANCE SETTLEMENT POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
LIFE INSURANCE SETTLEMENT POLICIES

4.	LIFE INSURANCE SETTLEMENT POLICIES
As of September 30, 2023, the Company holds 240 life settlement policies, of which 228 are accounted for under the fair value method and 12 are accounted for using the investment method (cost, plus premiums paid). Aggregate face value of policies held at fair value is $303,605,030 as of September 30, 2023, with a corresponding fair value of $83,585,374. The aggregate face value of policies accounted for using the investment method is $37,300,000 as of September 30, 2023, with a corresponding carrying value of $4,116,499.
As of December 31, 2022, the Company held 53 life settlement policies, of which 35 were accounted for under the fair value method and 18 were accounted for using the investment method (cost, plus premiums paid). Aggregate face value of policies held at fair value was 40,092,154 as of December 31, 2022, with a corresponding fair value of 13,809,352. The aggregate face value of policies accounted for using the investment method was 42,330,000 as of December 31, 2022, with a corresponding carrying value of 8,716,111.
At September 30, 2023, the Company did not have any contractual restrictions on its ability to sell policies, including those held as collateral for the issuance of long-term debt. Refer to Note 11, Long-Term Debt, for further details.

Life expectancy reflects the probable number of years remaining in the life of a class of persons determined statistically, affected by such factors as heredity, physical condition, nutrition, and occupation. It is not an estimate or an indication of the actual expected maturity date or indication of the timing of expected cash flows from death benefits. The following tables summarize the Company’s life insurance policies grouped by remaining life expectancy as of September 30, 2023:
Policies Carried at Fair Value—

Remaining Life Expectancy (Years)	Policies	Face Value	Fair Value
0-1	0	$—	$—
1-2	8	10,639,000	8,018,927
2-3	13	26,725,000	8,912,395
3-4	36	69,378,938	28,670,576
4-5	26	22,391,998	8,115,654
Thereafter	145	174,470,094	29,867,822

	228	$303,605,030	$83,585,374

Policies accounted for using the investment method—

Remaining Life Expectancy (Years)	Number of Life Insurance Policies	Face Value	Carrying Value
0-1	0	$—	$—
1-2	1	500,000	329,714
2-3	2	1,500,000	437,775
3-4	1	8,000,000	82,869
4-5	2	500,000	320,110
Thereafter	6	26,800,000	2,946,031

	12	$37,300,000	$4,116,499

Estimated premiums to be paid by the Company for its portfolio accounted for using the investment method during each of the five succeeding calendar years and thereafter as of September 30, 2023, are as follows:

2023 remaining	$59,184
2024	411,445
2025	403,224
2026	97,789
2027	71,775
Thereafter	654,558

Total	$1,697,975

The Company is required to pay premiums to keep its portion of life insurance policies in force. The estimated total future premium payments could increase or decrease significantly to the extent that actual mortalities of insureds differ from the estimated life expectancies.
For policies accounted for under the investment method, the Company has not been made aware of information causing a material change to assumptions relating to the timing of realization of life insurance settlement proceeds. We have also not been made aware of information indicating impairment to the carrying value of policies.

3.	LIFE INSURANCE SETTLEMENT POLICIES
As of December 31, 2022, the Company holds 53 life settlement policies, of which 35 are accounted for under the fair value method and 18 are accounted for using the investment method (cost, plus premiums paid). Aggregate face value of policies held at fair value is approximately $40,092,154 as of December 31, 2022, with a corresponding fair value of approximately $13,809,352. Aggregate face value of policies accounted for using the investment method is $42,330,000 as of December 31, 2022, with a corresponding carrying value of approximately $8,716,111.
As of December 31, 2021, the Company did not own life settlement policies. As such, information herein has been presented only for the Consolidated Balance Sheet date of December 31, 2022.
As of December 31, 2022, the Company did not have any contractual restrictions on its ability to sell policies, including those held as collateral for the issuance of long-term debt. See footnote 11. Long-Term Debt.
Life expectancy reflects the probable number of years remaining in the life of a class of persons determined statistically, affected by such factors as heredity, physical condition, nutrition, and occupation. It is not an estimate or an indication of the actual expected maturity date or indication of the timing of expected cash flows from death benefits. The following tables summarize the Company’s life insurance policies grouped by remaining life expectancy as of December 31, 2022:
Policies Carried at Fair Value—

Remaining Life Expectancy (Years)	Number of Life Insurance Policies	Face Value	Fair Value
0-1	—	$—	$—
1-2	1	200,000	160,000
2-3	11	3,085,549	2,274,406
3-4	1	2,200,000	1,406,451
4-5	1	1,000,000	526,416
Thereafter	21	33,606,605	9,442,079

	35	$40,092,154	$13,809,352

Policies accounted for using the investment method—

Remaining Life Expectancy (Years)	Number of Life Insurance Policies	Face Value	Carrying Value
0-1	1	$3,000,000	$1,220,000
1-2	1	500,000	327,683
2-3	2	2,000,000	1,039,088
3-4	1	500,000	260,000
4-5	2	3,850,000	845,000
Thereafter	11	32,480,000	5,024,340

	18	$42,330,000	$8,716,111

Estimated premiums to be paid by the Company for its portfolio accounted for using the investment method during each of the five succeeding calendar years and thereafter as of December 31, 2022, are as follows:

2023	$799,201
2024	896,961
2025	895,559
2026	981,749
2027	1,096,323
Thereafter	4,197,118

Total	$8,866,912

The Company is required to pay premiums to keep its portion of life insurance policies in force. The estimated total future premium payments could increase or decrease significantly to the extent that actual mortalities of insureds differ from the estimated life expectancies.
For policies accounted for under the investment method, the Company has not been made aware of information causing a material change to assumptions relating to the timing of realization of life insurance settlement proceeds. We have also not been made aware of information indicating impairment to the carrying value of policies.